Appendix III: Debentures and Bonds	12 Months Ended
Dec. 31, 2022
Appendix III: Debentures and Bonds [Abstract]
Appendix III: Debentures and Bonds
Appendix III: Debentures and bonds
The detail and key features of outstanding debentures and bonds at December 31, 2022 are as follows (in millions of euros):

Total Telefónica and its instrumental companies
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2023	2024	2025	2026	2027	Subsequent years	Total
T. EUROPE BV SEP_00 BOND GLOBAL D	USD	8.250%	—	—	—	—	—	1,148	1,148
TEBV FEB_03 EMTN FIXED TRANCHE B	EUR	5.875%	—	—	—	—	—	500	500
Telefónica Europe, B.V.			—	—	—	—	—	1,648	1,648
TELEF. EMISIONES JANUARY 2013	EUR	3.987%	1,277	—	—	—	—	—	1,277
TELEF. EMISIONES FEBRUARY 2019 (1)	EUR	1.069%	—	1,000	—	—	—	—	1,000
TELEF. EMISIONES JANUARY 2017	EUR	1.528%	—	—	1,127	—	—	—	1,127
TELEF. EMISIONES SEPTEMBER 2018	EUR	1.495%	—	—	892	—	—	—	892
EMTN O2 GBP	GBP	5.375%	—	—	—	564	—	—	564
TELEF. EMISIONES APRIL 2016	EUR	1.460%	—	—	—	1,279	—	—	1,279
TELEF. EMISIONES JANUARY 2018	EUR	1.447%	—	—	—	—	1,000	—	1,000
TELEF. EMISIONES MARCH 2017	USD	4.103%	—	—	—	—	1,405	—	1,405
TELEF. EMISIONES MAY 2020	EUR	1.201%	—	—	—	—	1,250	—	1,250
TELEF. EMISIONES JANUARY 2017	EUR	2.318%	—	—	—	—	—	500	500
TELEF. EMISIONES SEPTEMBER 2017	EUR	1.715%	—	—	—	—	—	1,250	1,250
TELEF. EMISIONES MARCH 2017	EUR	2.318%	—	—	—	—	—	200	200
TELEF. EMISIONES MARCH 2019	EUR	1.788%	—	—	—	—	—	1,000	1,000
EMTN GBP 10/08/2029 400 GBP	GBP	5.445%	—	—	—	—	—	451	451

Total Telefónica and its instrumental companies (cont.)
			Maturity (nominal)
Debentures and bonds	Currency	% Interest rate	2023	2024	2025	2026	2027	Subsequent years	Total
TELEF. EMISIONES OCTOBER 2014	EUR	2.932%	—	—	—	—	—	800	800
TELEF. EMISIONES FEBRUARY 2020	EUR	0.664%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES MAY 2022 (2)	EUR	2.592%	—	—	—	—	—	1,000	1,000
TELEF. EMISIONES OCTOBER 2016	EUR	1.930%	—	—	—	—	—	750	750
TELEF. EMISIONES MAY 2020	EUR	1.807%	—	—	—	—	—	750	750
TELEF. EMISIONES JUNE 06 TRANCHE D	USD	7.045%	—	—	—	—	—	1,874	1,874
TELEF. EMISIONES APRIL 2017	USD	4.900%	—	—	—	—	—	187	187
TELEF. EMISIONES MARCH 2018	USD	4.665%	—	—	—	—	—	703	703
TELEF. EMISIONES JULY 2019	EUR	1.957%	—	—	—	—	—	500	500
TELEF. EMISIONES JULY 2020	EUR	1.864%	—	—	—	—	—	500	500
TELEF. EMISIONES APRIL 2022	EUR	1.864%	—	—	—	—	—	100	100
TELEF. EMISIONES MARCH 2017	USD	5.213%	—	—	—	—	—	1,874	1,874
TELEF. EMISIONES APRIL 2017	USD	5.213%	—	—	—	—	—	468	468
TELEF. EMISIONES MARCH 2018	USD	4.895%	—	—	—	—	—	1,171	1,171
TELEF. EMISIONES MARCH 2019	USD	5.520%	—	—	—	—	—	1,171	1,171
TELEF. EMISIONES DECEMBER 2016	EUR	4.000%	—	—	—	—	—	150	150
Telefónica Emisiones, S.A.U.			1,277	1,000	2,019	1,843	3,655	16,399	26,193
Total Telefónica, S.A. and its instrumental companies			1,277	1,000	2,019	1,843	3,655	18,047	27,841

Foreign operators
			Maturity
Debentures and bonds	Currency	% Interest rate	2023	2024	2025	2026	2027	Subsequent years	Total
Bond T	CLP	4.900%	21	—	—	—	—	—	21
Telefónica Chile, S.A.			21	—	—	—	—	—	21
Bond F	UFC	3.600%	115	—	—	—	—	—	115
Bond O	CLP	3.500%	—	—	77	—	—	—	77
Bond Q	CLP	3.600%	—	—	—	99	—	—	99
Bond 144 A	USD	3.537%	—	—	—	—	—	468	468
Telefónica Móviles Chile, S.A.			115	—	77	99	—	468	759
Bond T. Peru 4th Program (19th Serie A)	N. SOL	VAC + 3.6250%	—	—	—	—	25	—	25
Bond T. Peru 4th Program (19th Serie B)	N. SOL	VAC + 2.8750%	—	—	—	—	—	20	20
Bond T. Peru 4th Program (37th Serie A)	N. SOL	VAC + 3.1250%	—	—	—	—	—	19	19
Bond T. Peru 4th Program (19th Serie C)	N. SOL	VAC + 3.1875%	—	—	—	—	—	8	8
Bond T. Peru 6th Program (17th Serie A)	N. SOL	VAC + 3.0938%	—	—	—	—	—	18	18
Bond T. Peru 6th Program (11th Serie A)	N. SOL	6.656%	64	—	—	—	—	—	64
Bond T. Peru 6th Program (11th Serie B)	N. SOL	6.188%	—	29	—	—	—	—	29
Bond T. Peru 6th Program (15th Serie A)	N. SOL	5.469%	—	33	—	—	—	—	33
Bond T. Peru 6th Program (16th Serie A)	N. SOL	5.500%	—	—	26	—	—	—	26
Bond T. Peru 1st Private Program (1st Serie A)	N. SOL	7.281%	—	—	—	20	—	—	20
Bond T. Peru 1st Program International Issue (1sr Serie A)	N. SOL	7.375%	—	—	139	139	139	—	417
Telefónica del Perú, S.A.			64	62	165	159	164	65	679
Debentures (2)	BRL	CDI + 1.12%	—	—	269	—	—	—	269
Debentures (2)	BRL	CDI + 1.35%	—	—	—	—	359	—	359
Telefônica Brasil, S.A.			—	—	269	—	359	—	628
BOND R144-A	USD	4.950%	—	—	—	—	—	469	469
Bond A5	COP	6.650%	—	68	—	—	—	—	68
Bond C10	COP	IPC + 3.39%	—	—	—	—	—	30	30
Colombia Telecomunicaciones, S.A, ESP			—	68	—	—	—	499	567
Bond	EUR	1.750%	—	—	600	—	—	—	600
O2 Telefónica Deutschland Finanzierungs, GmbH			—	—	600	—	—	—	600
Total Outstanding Debentures and Bonds Foreign operators			200	130	1,111	258	523	1,032	3,254
Total Outstanding Debentures and Bonds			1,477	1,130	3,130	2,101	4,178	19,079	31,095
(1) Debentures and green bonds (See Note 29.d)
(2) Debentures and sustainable bonds (See Note 29.d)
The main debentures and bonds issued by the Group in 2022 are as follows:

			Nominal (millions)
Item	Date	Maturity Date	Currency	Euros	Currency of issuance	Coupon
Telefónica Emisiones, S.A.U.
EMTN Bond	04/05/2022	07/13/2040	100	100	EUR	1.864%
EMTN Bond (1)	05/25/2022	05/25/2031	1,000	1,000	EUR	2.592%
Telefónica Brasil, S.A.
Debentures (1)	07/14/2022	07/12/2027	2,000	359	BRL	1.35% CDI
Debentures (1)	07/14/2022	07/12/2025	1,500	269	BRL	1.12% CDI
(1) Debentures and sustainable bonds (See Note 29. d)
Appendix V: Interest-bearing debt
The main financing transactions at December 31, 2022 and 2021 and their nominal amounts are as follows:

			Outstanding principal balance
			(millions of euros)
Descriptive name summary	Current limit (millions)	Currency	12/31/2022	12/31/2021	Arrangement date	Maturity date
Telefónica, S.A
Structured Financing (*)	12	USD	12	72	02/22/2013	01/31/2023
Structured Financing (*)	27	USD	25	89	08/01/2013	10/31/2023
Structured Financing (*)	238	USD	223	288	12/11/2015	03/11/2026
Structured Financing (*)	161	EUR	161	221	12/11/2015	03/11/2026
Sustainable syndicated (1)	5,500	EUR	—	—	03/15/2018	01/13/2027
Bilateral loan	—	EUR	150	—	09/26/2022	12/15/2032
Bilateral loan	125	EUR	—	—	12/23/2022	06/23/2033
T. Brasil, S.A.
Bilateral loan	—	USD	199	—	04/04/2022	09/28/2023
Telefónica Germany GmbH & Co. OHG
EIB Financing	—	EUR	183	258	06/13/2016	06/13/2025
Sustainable syndicated	750	EUR	—	—	12/17/2019	12/17/2026
EIB Financing (Tranche 1)	—	EUR	300	300	12/18/2019	06/18/2029
EIB Financing (Tranche 2)	—	EUR	150	150	01/14/2020	07/14/2029
Colombia Telecomunicaciones, S.A. E.S.P.
Bilateral loan (2)	—	USD	—	117	03/24/2020	01/26/2022
Bilateral loan	—	COP	97	111	07/06/2021	03/19/2025
Telxius Telecom, S.A.
Syndicated	300	EUR	201	162	12/01/2017	12/01/2024
Bluevia Fibra S.L.U.
Syndicated	360	EUR	245	—	11/16/2022	12/20/2027
Telefónica Móviles Chile, S.A.
Bilateral loan	—	USD	133	124	04/17/2020	09/29/2023
(1) On January 13, 2022 there was maturity extension of the sustainability-linked syndicated loan facility for 5,500 million euros. The loan has two annual extension options at Telefónica, S.A. request with a maturity maximum up to 2029 (see Note 29.d).
(2) On January 26, 2022 there was an early repayment for 132 million dollars of the bilateral loan originally scheduled to mature in 2023.
(*) Facility with amortization schedule, showing in the column "Current limit" the undrawn amount.